Sohu.com Limited Shareholders' Equity (Treasury Stock, Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 09, 2024	Nov. 11, 2023	Dec. 31, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 02, 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value					$ 54,077	$ 40,875	$ 6,560
Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value					$ 55,617	42,794	$ 0
Sohu Share Repurchase Program [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value				$ 42,800
ADS [Member] | Sohu Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased					7,854,614
Aggregate cost of shares repurchased					$ 101,500
ADS [Member] | Sohu Share Repurchase Program [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value			$ 55,600
Stock repurchased and retired during period value					4,185	3,470
ADS [Member] | Sohu Share Repurchase Program [Member] | March 02, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount								$ 150,000
ADS [Member] | Sohu Share Repurchase Program [Member] | November 11, 2023 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount		$ 80,000
Share repurchase program period		24 months
Stock repurchase program expiration date	Nov. 10, 2026	Nov. 10, 2025
ADS [Member] | Sohu Share Repurchase Program [Member] | Additional Paid-in Capital [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired during period value					$ 55,600	$ 42,800
Ordinary shares [Member] | Sohu Share Repurchase Program [Member] | November 9, 2024 [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			4,184,768	3,470,361